Other Assets (Schedule of Other Assets) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Other Assets [Abstract]
Accounts receivable and other items	$ 14,114	$ 12,931
Accrued interest	5,635	5,509
Cheques and other items in transit	1,392	1,656
Current income tax receivable	4,274	4,061
Defined benefit asset	1,050	1,042
Prepaid expenses	2,135	1,794
Reinsurance contract assets	1,054	1,188
Other assets, total	$ 29,654	$ 28,181